Investments for Account of Policyholders - Summary of Investments in Real Estate for Account of Policyholders (Detail) - Investments in real estate [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments for account of policyholders [Line Items]
Beginning balance	€ 655	€ 686
Additions		7
Subsequent expenditure capitalized	2	3
Disposals	(43)	(53)
Fair value gains / (losses)	5	38
Net exchange differences	(7)	(26)
Ending balance	€ 612	€ 655